Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total	Share Capital [member]	Other Equity Instruments [member]	Retained Earnings [member] [1]	Other Reserves Available-For-Sale [member] [2]	Other Reserves Fair Value Reserves [member] [2]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Total [member]	Non-Controlling Interests [member]	Santander UK Group Holdings plc [member]	Santander UK Group Holdings plc [member] Share Capital [member]	Santander UK Group Holdings plc [member] Other Equity Instruments [member]	Santander UK Group Holdings plc [member] Retained Earnings [member] [1]
Beginning balance at Dec. 31, 2016		£ 15,453	£ 7,060	£ 1,545	£ 5,925	£ 48		£ 471	£ 5	£ 15,054	£ 399
- Profit after tax		1,300			1,261					1,261	39
Other comprehensive income, net of tax:
- Available-for-sale securities		20				20				20
- Cash flow hedges		(243)						(243)		(243)
- Pension remeasurement		(77)			(77)					(77)
- Own credit adjustment		(22)			(22)					(22)
Total comprehensive income		978			1,162	20		(243)		939	39
Issue of other equity instruments		496		496						496
Dividends on ordinary shares		(553)			(553)					(553)
Dividends on other equity instruments		(135)			(135)					(135)
Dividends on non-controlling interests		(37)									(37)
Ending balance at Dec. 31, 2017		16,202	7,060	2,041	6,399	68		228	5	15,801	401	£ 13,310	£ 7,060	£ 2,041	£ 4,209
Adoption of IFRS 9 (see Note 1)	[3]	(192)			(187)	(68)	£ 63			(192)
Ending balance at Jan. 01, 2018		16,010	7,060	2,041	6,212		63	228	5	15,609	401
Beginning balance at Dec. 31, 2017		16,202	7,060	2,041	6,399	£ 68		228	5	15,801	401	13,310	7,060	2,041	4,209
- Profit after tax		1,164			1,125					1,125	39	1,280			1,280
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)		(39)					(39)			(39)
- Cash flow hedges		23						23		23
- Pension remeasurement		352			352					352
- Own credit adjustment		63			63					63
Total comprehensive income		1,563			1,540		(39)	23		1,524	39
Other		(45)			(45)					(45)
Dividends on ordinary shares		(1,123)			(1,123)					(1,123)		(1,123)			(1,123)
Dividends on other equity instruments		(145)			(145)					(145)		(145)			(145)
Dividends on non-controlling interests		(40)									(40)
Ending balance at Dec. 31, 2018		16,220	7,060	2,041	6,439		24	251	5	15,820	400	13,322	7,060	2,041	4,221
- Profit after tax		709	0	0	672		0	0	0	672	37	449	0	0	449
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)		0
- Cash flow hedges		117	0	0	0		0	117	0	117	0
- Pension remeasurement		(392)	0	0	(394)		0	0	0	(394)	2
- Own credit adjustment		(58)	0	0	(58)		0	0	0	(58)	0
- Currency translation on foreign operations		(3)	0	0	0		0	0	(3)	(3)	0
Total comprehensive income		373	0	0	220		0	117	(3)	334	39
Issue of other equity instruments		500	0	500	0		0	0	0	500	0	500	0	500	0
Repurchase of other equity instruments												(304)	0	(300)	(4)
Repurchase of non-controlling interests and other equity instruments		(318)	0	(300)	(4)		0	0	0	(304)	(14)
Dividends on ordinary shares		(262)	0	0	(262)		0	0	0	(262)	0	(262)	0	0	(262)
Dividends on other equity instruments		(142)	0	0	(142)		0	0	0	(142)	0	(142)	0	0	(142)
Dividends on non-controlling interests		(30)	0	0	0		0	0	0	0	(30)
Ending balance at Dec. 31, 2019		£ 16,341	£ 7,060	£ 2,241	£ 6,251		£ 24	£ 368	£ 2	£ 15,946	£ 395	£ 13,563	£ 7,060	£ 2,241	£ 4,262

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
[2]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve.
[3]	The adoption of IFRS 9 decreased shareholders’ equity at 1 January 2018 by £192m (net of tax), comprised of a £49m decrease arising from the application of the new classification and measurement requirements for financial assets, and a £211m decrease arising from the application of the new ECL impairment methodology, these amounts being partially offset by the recognition of a deferred tax asset of £68m.